Goodwill And Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 16, 2011	Dec. 31, 2012 Computer Software [Member]	Dec. 31, 2011 Computer Software [Member]	Dec. 31, 2010 Computer Software [Member]	Dec. 20, 2012 Prothena [Member]	Sep. 16, 2011 EDT [Member]	Dec. 31, 2012 Tysabri [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets										$ 84.4
Goodwill, transferred to assets held for sale	110.8									110.8
Disposed of goodwill								0.6	49.7
Impairment of intangible assets					1.8	0.3	0.9
Disposed of intangible assets				3.3
Weighted-average remaining useful life for other intangible assets	3 years	7 years 7 months 6 days
Amortization expense	$ 14.6	$ 15.9	$ 28.4